Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Related Party Transactions
14. Related Party Transactions
In July of 2020, a member of Old Clarus’ board of directors, who is now a member of the Company’s board of directors, temporarily expanded his director duties as an executive director, at the request of the Company’s board of directors. As executive director, this member received a total of $0.2 million in consulting fees during the nine months ended September 30, 2021.

14. Related Party Transactions
During the year ended December 31, 2020, a member of the Company’s board of directors, temporarily expanded his director duties as an executive director, at the request of the Company’s board of directors. As executive director, this member received a total of $0.1 million in consulting fees during the year ended December 31, 2020.